Cover	Nov. 13, 2021	Oct. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 13, 2021
Entity Registrant Name		ARCONIC CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39162
Entity Tax Identification Number		84-2745636
Entity Address, Address Line One		201 Isabella Street, Suite 400
Entity Address, State or Province		PA
Entity Address, City or Town		Pittsburgh,
Entity Address, Postal Zip Code		15212-5872
City Area Code		412
Local Phone Number		992-2500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol		ARNC
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001790982
Amendment Flag		false